CAPITAL STOCK - Changes in Number of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Balance, beginning of year, Weighted average exercise price (in CDN per share) | $ / shares	$ 11.25	$ 16.49	$ 14.59
Granted, Weighted average exercise price (in CDN per share) | $ / shares	29.34	7.94	17.54
Exercised, Weighted average exercise price (in CDN per share) | $ / shares	12.90	19.94	12.34
Forfeited, Weighted average exercise price (in CDN per share) | $ / shares	0	12.34	15.85
Balance, end of year, Weighted average exercise price (in CDN per share) | $ / shares	$ 12.88	$ 11.25	$ 16.49
Balance, beginning of year, Number of options (in shares) | shares	2,449,222	1,010,901	1,009,793
Granted, Number of options (in shares) | shares	243,152	1,533,183	392,986
Exercised, Number of options (in shares) | shares	(257,900)	(17,362)	(359,375)
Forfeited, Number of options (in shares) | shares	0	(77,500)	(32,503)
Balance, end of year, Number of options (in shares) | shares	2,434,474	2,449,222	1,010,901